Mary K. Johnson Vice President, Corporate Counsel
The Prudential Insurance Company of America 280 Trumbull Street, Hartford, CT 06103 Tel 860 534-7704 kate.johnson@prudential.com

January 6, 2020

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Definitive Prospectus and Statement of Additional Information
Filing Pursuant to Rule 497(j)
File Nos. 333-230983 and 811-07325

Dear Sir/Madam:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.
With respect to the Prospectus and Statement of Additional Information included in the above-referenced Registration Statement, the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933 would not have differed from that contained in the most recent post-effective amendment to the Registration Statement, and

2.	The text of the most recent Post-Effective Amendment has been filed with the Commission electronically.

Very truly yours,

/s/Mary K. Johnson
Mary K. Johnson
Vice President, Corporate Counsel